Fair Value Measurements - Summary of the Plan's Investments at Fair Value (Detail) - EBP 007 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 11,774,820	$ 11,303,907
Investments measured at NAV	8,194,554	7,392,074
Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	3,580,266	3,911,833
Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Mutual Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	2,946,558	3,034,131
Mutual Funds [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	2,946,558	3,034,131
Mutual Funds [Member] | Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Mutual Funds [Member] | Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Company Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	633,708	877,702
Company Common Stock [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	633,708	877,702
Company Common Stock [Member] | Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Company Common Stock [Member] | Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Total Assets in the Fair Value Hierarchy [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	3,580,266	3,911,833
Total Assets in the Fair Value Hierarchy [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	3,580,266	3,911,833
Total Assets in the Fair Value Hierarchy [Member] | Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Total Assets in the Fair Value Hierarchy [Member] | Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 0	$ 0